Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations - Summary Of Group's Revenue By Geography (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,247
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,988
North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 58